Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	$ 84,575	$ 47,309
Depreciation for the year	18,347	15,272
Acquisitions through business combinations	5,115	14,381
Ending Balance	111,067	84,575
Land
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	14,328	14,328
Ending Balance	14,328	14,328
Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	10,220	9,508
Ending Balance	15,921	10,220
Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	14,907	7,584
Ending Balance	22,920	14,907
Research and development equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	10,745	5,124
Ending Balance	11,845	10,745
Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	1,570	1,702
Ending Balance	2,227	1,570
Others
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	5,411	7,139
Ending Balance	5,935	5,411
Prepayments for purchase of equipment and construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	27,394	1,924
Ending Balance	37,891	27,394
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	202,972	153,240
Additions	44,148	52,431
Acquisitions through business combinations	727
Transfers	(9)	0
Disposals	(1,723)	(3,003)
Effect of exchange rate changes	(156)	304
Ending Balance	245,959	202,972
Gross carrying amount [member] | Land
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	14,328	14,328
Additions	0	0
Acquisitions through business combinations	0
Transfers	0	0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	14,328	14,328
Gross carrying amount [member] | Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	24,944	22,821
Additions	4,268	898
Acquisitions through business combinations	0
Transfers	2,759	1,225
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	31,971	24,944
Gross carrying amount [member] | Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	55,070	42,907
Additions	14,520	12,484
Acquisitions through business combinations	700
Transfers	684	887
Disposals	(506)	(1,208)
Effect of exchange rate changes	0	0
Ending Balance	70,468	55,070
Gross carrying amount [member] | Research and development equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	40,192	32,590
Additions	6,084	9,236
Acquisitions through business combinations	0
Transfers	96	(569)
Disposals	(415)	(1,065)
Effect of exchange rate changes	0	0
Ending Balance	45,957	40,192
Gross carrying amount [member] | Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	11,887	11,402
Additions	1,352	663
Acquisitions through business combinations	27
Transfers	0	0
Disposals	(232)	(271)
Effect of exchange rate changes	(70)	93
Ending Balance	12,964	11,887
Gross carrying amount [member] | Others
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	29,157	27,268
Additions	3,879	2,137
Acquisitions through business combinations	0
Transfers	0	0
Disposals	(570)	(459)
Effect of exchange rate changes	(86)	211
Ending Balance	32,380	29,157
Gross carrying amount [member] | Prepayments for purchase of equipment and construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	27,394	1,924
Additions	14,045	27,013
Acquisitions through business combinations	0
Transfers	(3,548)	(1,543)
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	37,891	27,394
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	118,397	105,931
Depreciation for the year	18,347	15,272
Transfers	(7)	0
Disposals	(1,722)	(3,003)
Effect of exchange rate changes	(123)	197
Ending Balance	134,892	118,397
Accumulated depreciation and amortisation [member] | Land
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	0	0
Depreciation for the year	0	0
Transfers	0	0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	0	0
Accumulated depreciation and amortisation [member] | Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	14,724	13,313
Depreciation for the year	1,326	1,411
Transfers	0	0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	16,050	14,724
Accumulated depreciation and amortisation [member] | Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	40,163	35,323
Depreciation for the year	7,891	5,656
Transfers	0	392
Disposals	(506)	(1,208)
Effect of exchange rate changes	0	0
Ending Balance	47,548	40,163
Accumulated depreciation and amortisation [member] | Research and development equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	29,447	27,466
Depreciation for the year	5,087	3,438
Transfers	(7)	(392)
Disposals	(415)	(1,065)
Effect of exchange rate changes	0	0
Ending Balance	34,112	29,447
Accumulated depreciation and amortisation [member] | Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	10,317	9,700
Depreciation for the year	710	813
Transfers	0	0
Disposals	(232)	(271)
Effect of exchange rate changes	(58)	75
Ending Balance	10,737	10,317
Accumulated depreciation and amortisation [member] | Others
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	23,746	20,129
Depreciation for the year	3,333	3,954
Transfers	0	0
Disposals	(569)	(459)
Effect of exchange rate changes	(65)	122
Ending Balance	26,445	23,746
Accumulated depreciation and amortisation [member] | Prepayments for purchase of equipment and construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	0	0
Depreciation for the year	0	0
Transfers		0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	$ 0	$ 0